Predecessor Liabilities Subject To Compromise (LSTC) - Liabilities Subject to Compromise (Detail) - Predecessor - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Oct. 03, 2016	Oct. 02, 2016	Dec. 31, 2014
Reorganization Items [Line Items]
Notes, loans and other debt per the following table	$ 31,668
Accrued interest on notes, loans and other debt	646
Net liability under terminated TCEH interest rate swap and natural gas hedging agreements (Note 17)	1,243		$ 1,243	$ 1,243
Trade accounts payable, advances and other payables to affiliates and other expected allowed claims	177
Total liabilities subject to compromise	$ 33,734	$ 33,749